Leases - Lease Cost and Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease costs
Operating lease costs	$ 7,685	$ 7,673
Short-term lease costs	1,645	2,490
Sublease income	(580)	(1,126)
Total net lease cost	$ 8,750	$ 9,037
OperatingLeaseIncomeComprehensiveIncomeExtensibleListNotDisclosedFla	Operating lease income	Operating lease income
Operating lease income	$ 1,362	$ 1,200
Right-of-use assets related to new operating lease liabilities	2,068	3,268
Operating cash flows from operating leases	$ 6,903	$ 7,808
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 35,347	$ 33,445
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 35,604	$ 33,014
Weighted average remaining lease term for operating leases (in years)	11 years 10 months 13 days	9 years 6 months 7 days
Weighted average discount rate for operating leases	5.93%	5.60%